PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Large Cap Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.2%
Communication Services : 11.8%
890,417
Alphabet, Inc. - Class A
$ 256,048,312
8.1
5,269
(1)(2)
Epic Games, Inc.
2,450,928
0.1
90,915  Meta Platforms, Inc.
- Class A
52,015,199
1.7
351,350
(3)
ROBLOX Corp. - Class
A
19,872,356
0.6
86,070
(3)
Spotify Technology SA
41,736,204
1.3
372,122,999
11.8
Consumer Discretionary : 12.7%
731,367
(3)
Amazon.com, Inc.
152,321,805
4.8
149,449
(3)
DoorDash, Inc. - Class
A
22,439,767
0.7
153,577
Lowe's Cos., Inc.
36,287,174
1.1
394,481
(3)
O'Reilly Automotive,
Inc.
36,414,541
1.2
110,192  Royal Caribbean
Cruises Ltd.
30,322,635
1.0
256,414
Starbucks Corp.
22,972,130
0.7
199,362
(3)
Tesla, Inc.
74,112,824
2.3
147,928
Williams-Sonoma, Inc.
26,971,712
0.9
401,842,588
12.7
Consumer Staples : 2.9%
517,154
Coca-Cola Co.
39,329,561
1.2
275,441
(3)
Dollar Tree, Inc.
30,163,544
1.0
189,360
Walmart, Inc.
23,533,661
0.7
93,026,766
2.9
Energy : 0.5%
154,422  Chesapeake Energy
Corp.
16,952,447
0.5
Financials : 4.5%
78,453  LPL Financial
Holdings, Inc.
23,601,016
0.8
1,252,487
(3)
Rocket Cos., Inc.
- Class A
17,847,940
0.6
328,556
Visa, Inc. - Class A
99,302,765
3.1
140,751,721
4.5
Health Care : 8.3%
111,428
AstraZeneca PLC
21,975,830
0.7
95,264
Danaher Corp.
18,062,054
0.6
90,279
Eli Lilly & Co.
83,035,916
2.6
60,209
(3)
Intuitive Surgical, Inc.
27,755,747
0.9
39,488
McKesson Corp.
34,171,336
1.1
30,722  Regeneron
Pharmaceuticals, Inc.
23,737,046
0.7
74,520
(3)
Vertex
Pharmaceuticals, Inc.
33,276,161
1.0
72,636
(3)
Waters Corp.
21,631,001
0.7
263,645,091
8.3
Industrials : 6.3%
47,055
(3)
Axon Enterprise, Inc.
19,983,788
0.6
24,801  Comfort Systems USA,
Inc.
34,200,331
1.1
57,108
Cummins, Inc.
30,725,246
1.0
111,454
HEICO Corp.
30,560,687
1.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
187,534  Howmet Aerospace,
Inc.
$ 43,219,086
1.4
185,626
(3)
Kratos Defense &
Security Solutions, Inc.
13,088,489
0.4
104,333  Vertiv Holdings Co.
- Class A
26,143,763
0.8
197,921,390
6.3
Information Technology : 49.8%
1,522,249
Apple, Inc.
386,331,574
12.2
67,756
(3)
AppLovin Corp. - Class
A
26,966,888
0.9
571,982
Broadcom, Inc.
177,034,149
5.6
205,214
(3)
Cloudflare, Inc. - Class
A
42,343,857
1.3
94,757
(3)
Crowdstrike Holdings,
Inc. - Class A
36,994,080
1.2
217,739
Lam Research Corp.
46,522,115
1.5
7,871
(1)(2)
Magic Leap, Inc. -
Class A
—
—
68,143  Micron Technology,
Inc.
23,021,431
0.7
695,633
Microsoft Corp.
257,502,468
8.1
26,318  Monolithic Power
Systems, Inc.
28,774,785
0.9
2,476,769
NVIDIA Corp.
431,948,513
13.6
102,496
(3)
Onto Innovation, Inc.
21,018,855
0.7
396,859
(3)
Palantir Technologies,
Inc. - Class A
58,052,534
1.8
28,530
(3)
Sandisk Corp.
18,126,250
0.6
144,050
(3)
Snowflake, Inc. - Class
A
21,725,621
0.7
1,576,363,120
49.8
Materials : 1.3%
60,450
Ecolab, Inc.
16,080,909
0.5
92,185
Vulcan Materials Co.
25,101,976
0.8
41,182,885
1.3
Real Estate : 0.6%
102,063
Welltower, Inc.
20,178,876
0.6
Utilities : 0.5%
107,279
Vistra Corp.
16,127,252
0.5
Total Common Stock
(Cost $2,614,940,424)
3,140,115,135
99.2
PREFERRED STOCK : 0.2%
Consumer Discretionary : 0.1%
38,487
(1)(2)
Rappi, Inc. - Series E
683,914
0.0
37,201
(1)(2)
Sila Nanotechnologies,
Inc., - Series F
404,003
0.0
18,931
(1)(2)
Waymo LLC., Series
A-2
3,194,228
0.1
4,282,145
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Large Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Industrials : 0.1%
132,943
(1)(2)
Nuro, Inc. - Series C
$ 2,007,439
0.1
Total Preferred Stock
(Cost $7,195,905)
6,289,584
0.2
Total Long-Term
Investments
(Cost $2,622,136,329)
3,146,404,719
99.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.8%
Mutual Funds : 0.8%
24,827,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $24,827,000) $ 24,827,000 0.8
Total Short-Term
Investments
(Cost $24,827,000)
24,827,000
0.8
Total Investments in
Securities
(Cost $2,646,963,329) $ 3,171,231,719 100.2
Liabilities in Excess
of Other Assets (6,912,197) (0.2)
Net Assets $ 3,164,319,522 100.0
(1)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(2)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2026, the Portfolio held restricted securities with a fair value of $8,740,512 or 0.3% of net assets. Please refer to the table below for additional details.
(3)
Non-income producing security.
(4)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Large Cap Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 369,672,071 $ — $ 2,450,928 $ 372,122,999
Consumer Discretionary 401,842,588 — — 401,842,588
Consumer Staples 93,026,766 — — 93,026,766
Energy 16,952,447 — — 16,952,447
Financials 140,751,721 — — 140,751,721
Health Care 263,645,091 — — 263,645,091
Industrials 197,921,390 — — 197,921,390
Information Technology 1,576,363,120 — — 1,576,363,120
Materials 41,182,885 — — 41,182,885
Real Estate 20,178,876 — — 20,178,876
Utilities 16,127,252 — — 16,127,252
Total Common Stock 3,137,664,207 — 2,450,928 3,140,115,135
Preferred Stock — — 6,289,584 6,289,584
Short-Term Investments 24,827,000 — — 24,827,000
Total Investments, at fair value $ 3,162,491,207 $ — $ 8,740,512 $ 3,171,231,719
At March 31, 2026, Voya Large Cap Growth Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Epic Games, Inc. 6/18/2020 $ 3,029,675 $ 2,450,928
Magic Leap, Inc. - Class A 1/20/2016 3,824,971 —
Nuro, Inc. - Series C 10/30/2020 1,735,518 2,007,439
Rappi, Inc. - Series E 9/8/2020 2,299,446 683,914
Sila Nanotechnologies, Inc., - Series F 1/7/2021 1,535,389 404,003
Waymo LLC., Series A-2 5/8/2020 1,625,552 3,194,228
$ 14,050,551 $ 8,740,512
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 625,660,404
Gross Unrealized Depreciation (101,392,014)
Net Unrealized Appreciation $ 524,268,390